Note F - Goodwill and Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill, Impairment Loss	$ 0	$ 0
Amortization of Intangible Assets	$ 156	$ 68